TRADE PAYABLES AND OTHER - Contract Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	€ 3	€ 3
Current	62	81
Deferred tooling revenue
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	2	2
Current	0	0
Advance payment from customers
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	0	0
Current	1	2
Unrecognized variable consideration
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	1	1
Current	59	72
Other
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	0	0
Current	€ 2	€ 7